Future Minimum Annual Rentals, Excluding Percentage Rentals Noncancelable Lease Terms Greater Than One Year (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	May 03, 2014
Operating Leased Assets [Line Items]
2015	$ 232
2016	232
2017	39
2018	0
2019	0
After 2019	$ 0